Note A - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Composition of Loan Portfolio [Table Text Block ]
	% of Total Loans
	201 7	201 6
Residential real estate loans	40.19%	38.92%
Commercial real estate loans	27.74%	29.12%
Consumer loans	18.15%	18.27%
Commercial and industrial loans	13.92%	13.69%
	100.00%	100.00%